EMPLOYEE BENEFITS - Narrative (Details)						12 Months Ended
		Jun. 29, 2023 $ / shares	Jun. 28, 2023 $ / shares	Aug. 01, 2022 shares $ / shares	Sep. 27, 2021	Dec. 31, 2025 USD ($) shares installment $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in usd per share) | $ / shares						$ 1.20
Net deferred tax assets | $						$ 60,159,000	$ 51,035,000
Share-based compensation expense | $						$ 0	$ 0
Options granted during the year (in shares)						0	0
Shares repurchased (in shares)	[1]					892,045	66,000	42,500
Shares delivered under the plan (in shares)	[1]					82,618	45,501	48,130
Share-based compensation plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net deferred tax assets | $						$ 3,148,000	$ 9,239,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in usd per share) | $ / shares						$ 104.47	$ 202.86
Share-based compensation expense | $						$ 1,073,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)						462,420	348,967	378,323
Number of other equity instruments outstanding (in shares)						1,071,690	1,183,067	1,165,036
Share-based compensation expense | $						$ 35,266,000
Threshold price for vesting (in usd per share) | $ / shares						$ 155.08	$ 205.95	$ 167.22
PSEU and SEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)							61,072
SEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual vesting installments | installment						4
Stock units granted percentage						50.00%
Number of other equity instruments outstanding (in shares)						6,957	16,586	28,059
Share-based compensation expense | $						$ 805,000
Threshold price for vesting (in usd per share) | $ / shares						$ 93.46	$ 157.35
SEU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						50.00%
SEU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						60.00%
SEU | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
SEU | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
SEU | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
SEU | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
PSEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock units granted percentage						50.00%
PSEU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						40.00%
PSEU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						50.00%
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)						1
Amount paid or payable to recipients on option exercised | $						$ 0
Minimum term						10 years
Options granted during the year (in shares)						0	0		61,072
2014 Plan | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term						4 years
2014 Plan | Stock Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | Stock Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | Stock Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | Stock Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | RSU and PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					50.00%
Granted during the year (in shares)				600,000					199,825
Number of other equity instruments outstanding (in shares)						0			597,521
2014 Plan | RSU and PRSU | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									25.00%
2014 Plan | RSU and PRSU | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									25.00%
2014 Plan | RSU and PRSU | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									25.00%
2014 Plan | RSU and PRSU | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									25.00%
2014 Plan | PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock units granted percentage				50.00%					50.00%
2014 Plan | PRSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					40.00%
2014 Plan | PRSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					50.00%
2014 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)						1
Par value per share (in usd per share) | $ / shares						$ 1.20
Stock units granted percentage				50.00%					50.00%
Vesting period									4 years
Threshold price for vesting (in usd per share) | $ / shares		$ 350	$ 420	$ 420
Increase in threshold price for vesting (in usd per share) | $ / shares		$ 35		$ 42
2014 Plan | RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					50.00%
2014 Plan | RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					60.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering periods						6 months
Minimum percentage of common share price over fair market value on the first trading of the offering period						90.00%
Shares repurchased (in shares)						72,000	66,000	42,500
Shares delivered under the plan (in shares)						82,618	45,501	48,130

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.